Submission	Aug. 06, 2025
Submission [Line Items]
Central Index Key	0000312069
Registrant Name	Barclays PLC
Registration File Number	333-277578
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A